Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
Future minimum capital commitments	$ 0	$ 0
Operating lease commitment within one year or less lease term	$ 33	$ 99